REVENUE	12 Months Ended
Dec. 31, 2024
Revenue
REVENUE

19. REVENUE

The Company’s disaggregated revenues are represented by two categories which are type of customers and by geographic areas. The Company attributed revenues to geographic areas based on customers’ place of registration.

Type of Customers

	For the years ended December 31,
	2022	2023	2024
	$US	$US	$US
Third-party sales	13,618,185	13,961,495	21,250,363
Related-party sales	11,174,044	15,093,811	16,559,102
Total	24,792,229	29,055,306	37,809,465

By Geographic Areas

	For the years ended December 31,
	2022	2023	2024
	$US	$US	$US
China	23,402,957	25,079,876	25,189,442
Taiwan, China	1,127,529	2,086,833	7,625,820
Singapore	—	—	3,179,731
America	204,821	789,946	545,583
Others	56,922	1,098,651	1,268,889
Total	24,792,229	29,055,306	37,809,465